Condensed Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital / Owners' Equity (Parenthetical) (Common Units [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2014
Common units issued	8,567,500	4,600,000
Common units sold pursuant to the full exercise of underwriters' options	1,117,500
Underwriting discount	$ 11,605	$ 4,381